Critical Accounting Estimates and Judgments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Critical accounting estimates and judgments [line items]
Impairment charges	¥ 126,623	¥ 141,457	¥ 118,750
Impairment charges	136,808	212,967	148,356
Impairment losses on goodwill	28,607	74,616	1,124
Provision	188,267	194,700	262,401
Net assets of retirement benefits	279,567	192,772
Deferred tax assets	19,436	81,961
Net total of deferred tax assets and liabilities amounted to net liabilities	378,305	238,240	220,574
Provision for interest repayment [member]
Critical accounting estimates and judgments [line items]
Provision	¥ 145,179	157,333	229,422
Interest Rate Restriction Act [member] | Minimum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	15.00%
Interest Rate Restriction Act [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	20.00%
Act regulating the receipt of contributions, receipt of deposits and interest rates [member] | Maximum [member]
Critical accounting estimates and judgments [line items]
Interest rates on loans	29.20%
Available-for-sale financial assets [member]
Critical accounting estimates and judgments [line items]
Impairment charges	¥ 10,185	¥ 71,510	¥ 29,606